Commitments and Contingencies (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Oct. 31, 2012 Solyndra LLC item	Oct. 31, 2013 ECD item	Dec. 31, 2014 Property, plant and equipment [Member] USD ($)	Dec. 31, 2014 Property, plant and equipment [Member] CNY	Dec. 31, 2014 Polysilicon USD ($)	Dec. 31, 2014 Polysilicon CNY	Dec. 31, 2014 Polysilicon Take or pay agreements USD ($)	Dec. 31, 2014 Polysilicon Take or pay agreements CNY	Dec. 31, 2013 Polysilicon Take or pay agreements CNY	Dec. 31, 2014 Polysilicon Multi-year supply agreements USD ($)	Dec. 31, 2014 Polysilicon Multi-year supply agreements CNY	Dec. 31, 2013 Polysilicon Multi-year supply agreements CNY	Dec. 31, 2014 Other polysilicon Minimum USD ($)	Dec. 31, 2014 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding			$ 243,865	1,513,082
Purchase obligations under "take or pay" arrangements
2015					271,719	1,685,906
2016					227,555	1,411,888
2017					246,362	1,528,575
2018					378,177	2,346,437
2019					226,107	1,402,903
Thereafter					1,084,824	6,730,900
Contractual Obligation, Total					2,434,744	15,106,609							972,262	6,032,496
Purchases amount							$ 90,495	561,487	415,075	$ 113,107	701,784	732,626
Number of Chinese photovoltaic panel manufacturers against whom antitrust suit was filled	2	2